Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
RMB [Member]
Foreign currency
Foreign currency exchange rates	7.1268	7.0827
USD [Member]
Foreign currency
Foreign currency exchange rates	7.1051		6.9291